AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2050 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 19, 2014 to the

Statutory Prospectus for Administrative Class, Class A, Class C, Class D, Class R, Class R6 and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund and AllianzGI Retirement Income Fund (the “Funds”)

Each of the Funds has changed its primary performance benchmark and added a secondary benchmark. For each Fund, the prospectus is revised to reflect the use of the relevant “Real Return Target Index” as primary and the relevant “Morningstar Lifetime Conservative Index” set forth below. Previously, the Funds’ primary benchmarks were the Dow Jones Real Return Indices. The Real Return Target date indices are based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return target date indexes, which were terminated on June 30, 2014.

Within the Fund Summary relating to each Fund, the benchmark and other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) in the subsection entitled “Performance Information – Average Annual Total Returns (for periods ended 12/31/13)” is hereby restated as follows:

AllianzGI Retirement 2050 Fund:
Average Annual Returns AllianzGI Retirement 2050 Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Real Return Target 2050 Index (reflects no deduction for fees, expenses or taxes)	[1]	12.90%	13.06%	13.63%	Dec. 29, 2008
Morningstar Lifetime Conservative 2050 Index (reflects no deduction for fees, expenses or taxes)		19.86%	15.42%	16.08%	Dec. 29, 2008
Lipper Mixed-Asset Target 2050 Funds Average		20.97%	15.05%	15.05%	Dec. 29, 2008
[1]	The Real Return Target 2050 Index replaced the Dow Jones Real Return 2050 Index as the Fund's primary benchmark as of July 1, 2014. The Real Return Target 2050 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2050 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above. For periods prior to December 31, 2009, performance information for the Dow Jones Real Return 40+ Index is shown, as the former Dow Jones Real Return 2050 Index was first constituted as of that date.

Please retain this Supplement for future reference.